DIVIDENDS	12 Months Ended
Dec. 31, 2017
ifrs DIVIDENDS [abstract]
Disclosure of dividends

17              33 DIVIDENDS

The dividends paid to the ordinary shareholders of the Group in 2015, 2016 and 2017 were all RMB566,683,000 (RMB0.08per share) respectively.

	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Final, proposed, of RMB0.08 (2015 and 2016: RMB0.08) per ordinary share	566,683	566,683	566,683

At the meeting of the directors held on 28 March 2018, the directors proposed a final dividend of RMB0.08 per ordinary share for the year ended 31 December 2017, which is subject to the approval by the shareholders in general meeting. This proposed dividend was not reflected as a dividend payable in the Group’s and the Company’s financial statements as at 31 December 2017.